Accounts Payable amd Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable amd Accrued Liabilities

Accounts payable and accrued liabilities consist of the following:

	March 31, 2019	December 31, 2018
Accounts payable	$440,502	$308,717
Accrued compensation	27,000	25,500
Other accrued expenses	164,093	170,997
Total	$631,595	$505,214

As of December 31, 2018 and December 31, 2017, accounts payable and accrued liabilities consist of the following:

	December 31, 2018	December 31, 2017
Accounts payable	$308,717	$373,882
Accrued compensation	25,500	215,026
Other accrued expenses	170,997	161,899
Total	$505,214	$750,807